Tax Receivable Agreement Obligations To Related Parties (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012
Related Party Transaction [Line Items]
Percentage of cash savings	85.00%		85.00%
Retained ratio of tax savings	15.00%		15.00%
Percentage of amount payable to TRA members	85.00%	85.00%	85.00%
Cumulative payments under tax receivable agreement	$ 353,366		$ 353,000
Initial fair value of tax receivable agreement		130,042	130,042
Accretion expenses	2,459	8,579	12,346
Change in pretax		$ 4,690	$ 4,690